Financial instruments - Reconciliation of Significant Unobservable Inputs Used in Fair Value Measurement of Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	$ 462,780
Liabilities at end of period	490,236	$ 462,780
3 | Recurring fair value measurement | Consideration payable on acquisition
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	21,963	25,775
Additions	4,707	8,355
Transfer to Level 3		0
Transfers from Level 3		0
Cumulative translation adjustment	953	155
Change in fair value	(9,422)	(12,322)
Liabilities at end of period	18,201	21,963
3 | Recurring fair value measurement | Long term investments at fair value through profit or loss (b)
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	24,240	0
Additions	0	9,463
Transfer to Level 3		10,689
Transfers from Level 3		0
Cumulative translation adjustment	0	0
Change in fair value	3,384	4,088
Liabilities at end of period	27,624	24,240
3 | Recurring fair value measurement | Derivative warrant liability
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	0	0
Additions	0	4,125
Transfer to Level 3		0
Transfers from Level 3		(1,471)
Cumulative translation adjustment	0	0
Change in fair value	0	(2,654)
Liabilities at end of period	0	0
3 | Recurring fair value measurement | Derivative financial instruments – VBI Call options
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	6,322	0
Additions	0	6,104
Transfer to Level 3		0
Transfers from Level 3		0
Cumulative translation adjustment	505	113
Change in fair value	(3,931)	105
Liabilities at end of period	$ 2,896	$ 6,322